Fair Value Measurements (Details) - USD ($)		7 Months Ended
	Aug. 07, 2020	Dec. 31, 2020	Aug. 11, 2020
Fair Value Liabilities Measured on Recurring Basis [Line Items]
Trust account (in Dollars)		$ 300,046,957
Expected term	5 years	5 years
Change in fair value of warrant liabilities (in Dollars)		$ 5,940,000
Private placement [Member]
Fair Value Liabilities Measured on Recurring Basis [Line Items]
Warrants outstanding	5,000,000	5,333,333	333,333
Warrants issued		333,333
Over-allotment [Member]
Fair Value Liabilities Measured on Recurring Basis [Line Items]
Warrants issued		833,333
Public warrants [Member]
Fair Value Liabilities Measured on Recurring Basis [Line Items]
Warrants outstanding		10,000,000
Fair value per share (in Dollars per share)	$ 21.3
Aggregate values (in Dollars)		$ 27,300,000
Change in fair value of warrant liabilities (in Dollars)		$ 5,940,000